Income tax (Details) (CNY) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Income tax [Abstract]
Income tax refund				10,433
Effective income tax rate	23.60%	26.00%	19.50%	9.60%